Note 9 - Other Income - Components of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Other	$ 46	$ 70	$ 94
Other income	46	4,765	2,274
Greenstone Retirement Fund pay-out [member]
Statement Line Items [Line Items]
Greenstone Fund pay-out	0	0	250
Government grant – Gold sale export credit incentive [member]
Statement Line Items [Line Items]
Government grant	0	4,695	866
Government grant – Gold support price [member]
Statement Line Items [Line Items]
Government grant	$ 0	$ 0	$ 1,064